UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-3379

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.

(Exact Name of Registrant as specified in charter)

600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Address of Principal Executive Offices) (Zip Code)

MICHAEL J. CUGGINO, 600 Montgomery Street, 27th Floor, San Francisco, California 94111

(Name and Address of Agent For Service)

Registrant’s telephone number, including area code:	(415) 398-8000

Date of fiscal year end:	January 31, 2007

Date of reporting period:	July 31, 2007

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.   Reports to Stockholders.

The Semi-Annual Report to Shareholders of Permanent Portfolio Family of Funds, Inc. (“Registrant”) for the six months ended July 31, 2007 is attached hereto.

Item 2.    Code of Ethics.

Not applicable to semi-annual reports.

Item 3.   Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4.   Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable to Registrant.

Item 6.   Schedule of Investments.

Included in Item 1.

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to Registrant.

Item 10.   Submission of Matters to a Vote of Security Holders.

Not applicable to Registrant for the six months ended July 31, 2007.

Item 11.   Controls and Procedures.

(a) Michael J. Cuggino, the Registrant’s President, and James H. Andrews, the Registrant’s Treasurer, each has concluded that, in his judgment, the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on his evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.   Exhibits.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to Registrant.

(b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) are attached hereto as Exhibit 99.906CERT.

The certifications provided pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are not deemed “filed” for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent the Registrant specifically incorporates them by reference.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: October 5, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Permanent Portfolio Family of Funds, Inc.

   /s/ Michael J. Cuggino
By: Michael J. Cuggino, President

Date: October 5, 2007

   /s/ James H. Andrews
By: James H. Andrews, Treasurer

Date: October 5, 2007

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
SEMI-ANNUAL REPORT FOR THE SIX MONTHS ENDED JULY 31, 2007

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES
July 31, 2007
(Unaudited)

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
ASSETS AND LIABILITIES	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS
Investments at market value (Notes 1, 5 & 6):
Investments other than securities:
Gold assets	$213,161,489	$—	$—	$—
Silver assets	51,624,581	—	—	—
Swiss franc deposits (identified cost $73; $—; $— and $—, respectively)	75	—	—	—
	264,786,145	—	—	—
Swiss franc bonds	105,277,570	—	—	—
Stocks of United States and foreign real estate and natural resource companies	165,123,100	—	—	—
Aggressive growth stock investments	162,885,800	—	—	29,411,820
Corporate bonds	10,497,568	—	10,997,813	—
United States Treasury securities	346,845,060	45,294,794	449,940	—
Total investments (identified cost $919,948,092; $45,310,992; $11,450,666 and $12,641,940, respectively)	1,055,415,243	45,294,794	11,447,753	29,411,820

Cash	—	—	3,481	—
Accounts receivable for shares of the portfolio sold	3,802,892	58,755	—	127,271
Accrued interest, dividends and foreign taxes receivable	7,846,027	469,477	144,710	65,303
Due from former investment adviser (Note 8)	111,548	—	—	—
Prepaid expenses	—	—	6,279	—
Total assets	1,067,175,710	45,823,026	11,602,223	29,604,394

LIABILITIES
Bank overdraft	9,677	7,660	—	135,716
Accounts payable for investments purchased	4,099,542	—	503,057	—
Accounts payable for shares of the portfolio redeemed	829,909	147,515	3,237	3,005
Accrued investment advisory fee	778,462	26,676	7,626	31,316
Accrued directors’ and officers’ fees and expenses	10,403	1,079	367	734
Accrued excise tax	52,588	36,200	5,455	15,372
Accrued legal expense	147,345	308	—	210
Total liabilities	5,927,926	219,438	519,742	186,353
Net assets applicable to outstanding shares	$1,061,247,784	$45,603,588	$11,082,481	$29,418,041

NET ASSETS
Capital stock – par value $.001 per share:
Authorized – 100,000,000; 100,000,000; 10,000,000 and 25,000,000 shares, respectively	$31,507	$650	$184	$336
Outstanding – 31,507,023; 649,772; 184,212 and 336,477 shares, respectively
Paid-in capital	899,427,546	42,938,106	10,583,682	9,095,618
	899,459,053	42,938,756	10,583,866	9,095,954
Undistributed net investment income (loss) (Note 1)	15,908,925	2,701,758	589,316	(26,879)
Accumulated net realized gain (loss) on investments	9,846,470	(20,728)	(87,788)	3,579,086
Accumulated net realized gain on foreign currency transactions	476,742	—	—	—
Net unrealized appreciation (depreciation) of investments (Notes 1 & 6)	135,467,151	(16,198)	(2,913)	16,769,880
Net unrealized appreciation on translation of assets and liabilities in foreign currencies	89,443	—	—	—
Net assets applicable to outstanding shares	$1,061,247,784	$45,603,588	$11,082,481	$29,418,041

Net asset value per share	$ 33.68	$ 70.18	$ 60.16	$ 87.43

See accompanying notes.

2-3

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF OPERATIONS
Six months ended July 31, 2007
(Unaudited)

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Investment income (Notes 1 & 8):
Interest	$8,572,066	$1,100,396	$288,254	$561
Dividends	2,607,238	—	—	179,558
Other income	351,548	—	—	—
	11,530,852	1,100,396	288,254	180,119

Expenses (Notes 3 & 8):
Investment advisory fee	4,180,181	269,944	68,069	183,393
Directors’ fees and expenses	117,498	5,660	1,432	3,844
Officers’ salary expense	112,371	5,413	1,369	3,677
Excise tax	52,588	36,200	5,455	15,372
Legal expense	182,110	1,049	265	712
Total expenses	4,644,748	318,266	76,590	206,998
Less waiver of investment advisory fee	—	(113,661)	(21,495)	—
Net expenses	4,644,748	204,605	55,095	206,998

Net investment income (loss) before foreign income taxes deducted at source	6,886,104	895,791	233,159	(26,879)

Less foreign income taxes deducted at source, net of refundable taxes	4,273	—	—	—

Net investment income (loss)	6,881,831	895,791	233,159	(26,879)

Net realized and unrealized gain on investments
and foreign currency (Notes 1, 5 & 6):
Net realized gain (loss) on:
Investments in unaffiliated issuers	8,125,372	(819)	(317)	1,288,537
Foreign currency transactions	476,742	—	—	—
	8,602,114	(819)	(317)	1,288,537

Change in unrealized appreciation (depreciation) of:
Investments	4,492,245	2,886	14,164	(733,235)
Translation of assets and liabilities in foreign currencies	91,883	—	—	—

Net realized and unrealized gain on investments and foreign currency	13,186,242	2,067	13,847	555,302

Net increase in net assets resulting from operations	$20,068,073	$897,858	$247,006	$528,423

See accompanying notes.

4-5

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

	Permanent Portfolio		Treasury Bill Portfolio
	Six months ended	Year ended	Six months ended	Year ended
	July 31, 2007	January 31, 2007	July 31, 2007	January 31, 2007
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$6,881,831	$6,520,784	$895,791	$1,845,978
Net realized gain (loss) on investments	8,125,372	7,040,722	(819)	(2,494)
Net realized gain (loss) on foreign currency transactions	476,742	(303,627)	—	—
Change in unrealized appreciation (depreciation) of investments	4,492,245	45,546,327	2,886	13,845
Change in unrealized appreciation on translation of
assets and liabilities in foreign currencies	91,883	13,441	—	—

Net increase in net assets resulting from operations	20,068,073	58,817,647	897,858	1,857,329

Equalization on shares issued and redeemed:	3,130,945	2,863,366	(104,524)	(185,504)

Distributions to shareholders from (Note 2):
Net investment income	—	(1,345,671)	—	(820,368)
Net realized gain on investments	—	(5,606,964)	—	—

Capital stock transactions exclusive of amounts allocated to undistributed
net investment income (Note 7):	217,763,439	383,531,991	(2,151,918)	(2,217,184)
Net increase (decrease) in net assets	240,962,457	438,260,369	(1,358,584)	(1,365,727)

Net assets at beginning of period	820,285,327	382,024,958	46,962,172	48,327,899
Net assets at end of period (including undistributed net investment income (loss) of
$15,908,925 and $5,896,149; and $2,701,758 and $1,910,491, respectively)	$1,061,247,784	$820,285,327	$45,603,588	$46,962,172

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS
(Continued from previous page)

	Versatile Bond Portfolio		Aggressive Growth Portfolio
	Six months ended	Year ended	Six months ended	Year ended
	July 31, 2007	January 31, 2007	July 31, 2007	January 31, 2007
	(Unaudited)		(Unaudited)
Operations:
Net investment income (loss)	$233,159	$422,339	$(26,879)	$(158,488)
Net realized gain (loss) on investments	(317)	(54,939)	1,288,537	8,018,740
Net realized gain (loss) on foreign currency transactions	—	—	—	—
Change in unrealized appreciation (depreciation) of investments	14,164	88,299	(733,235)	(5,994,082)
Change in unrealized appreciation on translation of
assets and liabilities in foreign currencies	—	—	—	—

Net increase in net assets resulting from operations	247,006	455,699	528,423	1,866,170

Equalization on shares issued and redeemed:	(71,816)	(103,482)	—	—

Distributions to shareholders from (Note 2):
Net investment income	—	(147,673)	—	(28,637)
Net realized gain on investments	—	—	—	(9,143,564)

Capital stock transactions exclusive of amounts allocated to undistributed
net investment income (Note 7):	(1,400,088)	(6,405,935)	(2,586,535)	(13,342,979)
Net increase (decrease) in net assets	(1,224,898)	(6,201,391)	(2,058,112)	(20,649,010)

Net assets at beginning of period	12,307,379	18,508,770	31,476,153	52,125,163
Net assets at end of period (including undistributed net investment income (loss) of
$589,316 and $427,973; and $(26,879) and $—, respectively)	$11,082,481	$12,307,379	$29,418,041	$31,476,153

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

Quantity		Market Value
	GOLD ASSETS—20.09% of Total Net Assets
63,277 Troy Oz.	Gold bullion (a)	$42,199,289
240,000 Coins	One-ounce gold coins (a)	164,383,200
100,000 Shares	streetTRACKS Gold Trust (a)(b)	6,579,000

	Total Gold Assets (identified cost $169,726,483)	$213,161,489

	SILVER ASSETS—4.86% of Total Net Assets
3,431,111 Troy Oz.	Silver bullion (a)	$44,432,882
379 Bags	Silver coins (a)	3,350,199
30,000 Shares	iShares Silver Trust (a)(b)	3,841,500

	Total Silver Assets (identified cost $35,449,664)	$51,624,581

Principal Amount
		SWISS FRANC ASSETS—9.92% of Total Net Assets
CHF	90	Swiss francs in interest-bearing bank accounts	$75

CHF	18,000,000	4.250% Swiss Confederation Bonds, 01-08-08	$15,072,866
CHF	18,000,000	3.250% Swiss Confederation Bonds, 02-11-09	15,077,358
CHF	18,160,000	3.500% Swiss Confederation Bonds, 08-07-10	15,362,436
CHF	18,250,000	4.000% Swiss Confederation Bonds, 06-10-11	15,780,132
CHF	17,000,000	2.750% Swiss Confederation Bonds, 06-10-12	14,034,686
CHF	17,000,000	4.000% Swiss Confederation Bonds, 02-11-13	14,840,709
CHF	17,000,000	4.250% Swiss Confederation Bonds, 01-06-14	15,109,383
		Total Swiss Confederation bonds	$105,277,570

		Total Swiss Franc Assets (identified cost $104,189,940)	$105,277,645

Number of Shares
	STOCKS OF UNITED STATES AND FOREIGN REAL ESTATE AND
	NATURAL RESOURCE COMPANIES—15.56% of Total Net Assets

	NATURAL RESOURCES—9.43% of Total Net Assets
140,000	BHP Billiton, Ltd. (c)	$8,929,200
100,000	BP, p.l.c. (c)	6,940,000
125,000	Cameco Corporation	5,097,500
100,000	Chevron Corporation	8,526,000
170,000	Companhia Vale do Rio Doce (c)	8,331,700
100,000	ConocoPhillips	8,084,000
100,000	Devon Energy Corporation	7,461,000
175,000	Forest Oil Corporation (a)	7,082,250
150,000	Freeport-McMoRan Copper & Gold, Inc.	14,097,000
325,000	Mariner Energy, Inc. (a)	6,867,250
150,000	Peabody Energy Corporation	6,339,000
125,000	Pogo Producing Company	6,657,500
80,000	Weyerhaeuser Company	5,699,200
		$100,111,600

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

Number of Shares		Market Value
	REAL ESTATE—6.13% of Total Net Assets
120,000	Archstone-Smith Trust	$6,889,200
65,000	Boston Properties, Inc.	6,141,850
100,000	BRE Properties, Inc. Class A	5,053,000
225,000	Equity One, Inc.	5,193,000
80,000	Federal Realty Investment Trust	6,011,200
150,000	Kimco Realty Corporation	5,599,500
140,000	Pennsylvania Real Estate Investment Trust	5,451,600
100,000	Texas Pacific Land Trust	6,101,000
200,000	UDR, Inc.	4,618,000
70,000	Urstadt Biddle Properties, Inc.	1,164,800
70,000	Urstadt Biddle Properties, Inc. Class A	1,057,000
65,000	Vornado Realty Trust	6,956,950
160,000	Washington Real Estate Investment Trust	4,774,400
		$65,011,500

	Total Stocks of United States and Foreign Real Estate and
	Natural Resource Companies (identified cost $129,245,506)	$165,123,100

	AGGRESSIVE GROWTH STOCK INVESTMENTS—15.35% of Total Net Assets

	CHEMICALS—.83% of Total Net Assets
60,000	Air Products & Chemicals, Inc.	$5,182,200
350,000	Chemtura Corporation	3,650,500
		$8,832,700
	COMPUTER SOFTWARE—1.12% of Total Net Assets
100,000	Autodesk, Inc. (a)	$4,237,000
400,000	Symantec Corporation (a)	7,680,000
		$11,917,000
	CONSTRUCTION—.88% of Total Net Assets
45,000	Fluor Corporation	$5,197,950
125,000	Ryland Group, Inc.	4,156,250
		$9,354,200
	DATA PROCESSING—.86% of Total Net Assets
120,000	Agilent Technologies, Inc. (a)	$4,578,000
100,000	Hewlett-Packard Company	4,603,000
		$9,181,000
	ELECTRICAL & ELECTRONICS—1.08% of Total Net Assets
200,000	Intel Corporation	$4,724,000
175,000	National Semiconductor Corporation	4,548,250
800,000	Sanmina SCI Corporation (a)	2,200,000
		$11,472,250

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

Number of Shares		Market Value
	ENTERTAINMENT & LEISURE—1.47% of Total Net Assets
125,000	CBS Corporation Class A	$3,957,500
130,000	Disney (Walt) Company	4,290,000
125,000	Tribune Company	3,495,000
100,000	Viacom, Inc. Class A (a)	3,847,000
		$15,589,500
	FINANCIAL SERVICES—2.51% of Total Net Assets
100,000	Bank of New York, Inc.	$4,255,000
35,000	Bear Stearns Companies, Inc.	4,242,700
175,000	Janus Capital Group, Inc.	5,260,500
75,000	Morgan Stanley	4,790,250
200,000	Schwab (Charles) Corporation	4,026,000
60,000	State Street Corporation	4,021,800
		$26,596,250
	MANUFACTURING—1.90% of Total Net Assets
150,000	Dana Corporation (a)	$100,500
75,000	Harley-Davidson, Inc.	4,299,000
80,000	Illinois Tool Works, Inc.	4,404,000
150,000	Mattel, Inc.	3,436,500
22,000	NACCO Industries, Inc. Class A	2,893,440
8,000	NACCO Industries, Inc. Class B	1,052,160
40,000	Parker-Hannifin Corporation	3,947,200
		$20,132,800
	OIL & OILFIELD SERVICES—1.12% of Total Net Assets
210,000	Frontier Oil Corporation	$8,133,300
400,000	Parker Drilling Company (a)	3,768,000
		$11,901,300
	PHARMACEUTICALS—1.24% of Total Net Assets
80,000	Amgen, Inc. (a)	$4,299,200
60,000	Genentech, Inc. (a)	4,462,800
70,000	Genzyme Corporation (General) (a)	4,414,900
		$13,176,900
	RETAIL—.79% of Total Net Assets
75,000	Costco Wholesale Corporation	$4,485,000
125,000	Williams-Sonoma, Inc.	3,848,750
		$8,333,750

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

Number of Shares		Market Value
	TRANSPORTATION—.41% of Total Net Assets
125,000	Kansas City Southern (a)	$4,313,750
		$4,313,750
	MISCELLANEOUS—1.14% of Total Net Assets
45,000	Lockheed Martin Corporation	$4,431,600
100,000	Qualcomm, Inc.	4,165,000
60,000	Temple-Inland, Inc.	3,487,800
		$12,084,400

	Total Aggressive Growth Stock Investments (identified cost $131,671,703)	$162,885,800

Principal Amount
	DOLLAR ASSETS—33.67% of Total Net Assets

	CORPORATE BONDS—.99% of Total Net Assets
$500,000	6.000% Abbott Laboratories, 03-15-08	$501,910
500,000	3.850% Allstate Life Global Funding, 01-25-08	496,368
500,000	5.650% Anheuser-Busch Companies, Inc., 09-15-08	503,007
500,000	6.550% Avon Products, Inc., 08-01-07	499,921
500,000	5.875% Campbell Soup Company, 10-01-08	503,239
500,000	3.500% ChevronTexaco Capital Corporation, 09-17-07	498,835
400,000	4.934% Chubb Corporation, 11-16-07	399,398
500,000	6.250% Dover Corporation, 06-01-08	503,990
500,000	3.375% du Pont (E.I.) de Nemours & Company, 11-15-07	497,240
500,000	3.000% General Dynamics Corporation, 05-15-08	491,246
500,000	4.250% General Electric Capital Corporation, 01-15-08	497,504
500,000	3.500% Gillette Company, 10-15-07	498,147
500,000	3.625% Hewlett-Packard Company, 03-15-08	494,757
500,000	4.500% International Lease Finance Company, 05-01-08	497,151
500,000	7.100% Kimberly-Clark Corporation, 08-01-07	499,923
500,000	5.875% Pharmacia Corporation, 12-01-08	505,125
625,000	6.150% Rockwell International Corporation, 01-15-08	627,180
500,000	3.750% Scripps (E.W.) Company, 02-15-08	495,207
500,000	3.500% Stanley Works, 11-01-07	497,584
500,000	3.375% Target Corporation, 03-01-08	494,880
500,000	3.300% UnitedHealth Group, Inc., 01-30-08	494,956
		$10,497,568

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES—32.68% of Total Net Assets
$41,000,000	United States Treasury bond strips (Principal only) 4.957%, 05-15-18 (d)	$24,170,781
20,000,000	United States Treasury bonds 6.250%, 08-15-23	22,678,124
20,000,000	United States Treasury notes 4.000%, 08-31-07	19,982,031
20,000,000	United States Treasury notes 4.000%, 09-30-07	19,966,406
20,000,000	United States Treasury notes 4.250%, 10-31-07	19,964,063
20,000,000	United States Treasury notes 3.000%, 11-15-07	19,885,937
20,000,000	United States Treasury notes 4.375%, 12-31-07	19,954,687
20,000,000	United States Treasury notes 3.375%, 02-15-08	19,835,937
20,000,000	United States Treasury notes 4.625%, 03-31-08	19,957,813
20,000,000	United States Treasury notes 4.875%, 04-30-08	19,992,188
20,000,000	United States Treasury notes 2.625%, 05-15-08	19,648,438
20,000,000	United States Treasury notes 5.125%, 06-30-08	20,029,687
20,000,000	United States Treasury notes 3.250%, 08-15-08	19,693,750
20,000,000	United States Treasury notes 3.125%, 09-15-08	19,653,125
14,000,000	United States Treasury notes 4.875%, 10-31-08	14,024,062
14,000,000	United States Treasury notes 4.750%, 11-15-08	14,002,188
14,000,000	United States Treasury notes 4.625%, 11-30-08	13,993,438
14,000,000	United States Treasury notes 4.750%, 12-31-08	14,013,125
5,400,000	United States Treasury bills 2.428%, 08-02-07 (d)	5,399,280
		$346,845,060

	Total Dollar Assets (identified cost $349,664,796)	$357,342,628
	Total Portfolio—99.45% of total net assets (identified cost $919,948,092) (e)	$1,055,415,243
	Other assets, less liabilities (.55% of total net assets)	5,832,541
	Net assets applicable to outstanding shares	$1,061,247,784

	Notes:
	(a) Non-income producing.
	(b) Exchange-traded fund (ETF).
	(c) Sponsored American Depositary Receipt (ADR).
	(d) Interest rate represents yield to maturity.
	(e) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

Principal Amount		Market Value
	UNITED STATES TREASURY SECURITIES—99.32% of Total Net Assets
$9,000,000	United States Treasury notes 4.000%, 08-31-07	$8,991,914
9,000,000	United States Treasury notes 4.000%, 09-30-07	8,984,883
9,000,000	United States Treasury notes 4.250%, 10-31-07	8,983,828
9,000,000	United States Treasury notes 4.250%, 11-30-07	8,979,609
9,000,000	United States Treasury notes 4.375%, 12-31-07	8,979,609
375,000	United States Treasury bills 2.428%, 08-02-07 (a)	374,951
	Total Portfolio—99.32% of total net assets (identified cost $45,310,992) (b)	$45,294,794
	Other assets, less liabilities (.68% of total net assets)	308,794
	Net assets applicable to outstanding shares	$45,603,588

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

Principal Amount		Market Value
	CORPORATE BONDS—99.24% of Total Net Assets

	AEROSPACE—4.43% of Total Net Assets
$500,000	3.000% General Dynamics Corporation, 05-15-08	$491,246
		$491,246
	BEVERAGES—4.73% of Total Net Assets
521,000	5.650% Anheuser-Busch Companies, Inc., 09-15-08	$524,133
		$524,133
	CHEMICALS—4.49% of Total Net Assets
500,000	3.375% du Pont (E.I.) de Nemours & Company, 11-15-07	$497,240
		$497,240
	CONSTRUCTION—4.49% of Total Net Assets
500,000	3.500% Stanley Works, 11-01-07	$497,584
		$497,584
	COSMETICS & TOILETRIES—9.00% of Total Net Assets
500,000	6.550% Avon Products, Inc., 08-01-07	$499,921
500,000	3.500% Gillette Company, 10-15-07	498,147
		$998,068
	DATA PROCESSING—8.94% of Total Net Assets
500,000	3.625% Hewlett-Packard Company, 03-15-08	$494,757
500,000	3.800% International Business Machines Corporation, 02-01-08	496,028
		$990,785
	ELECTRICAL & ELECTRONICS—4.53% of Total Net Assets
500,000	6.150% Rockwell Internation Corporation, 01-15-08	$501,744
		$501,744
	ELECTRIC UTILITIES—4.44% of Total Net Assets
500,000	3.125% Alabama Power Company, 05-01-08	$492,209
		$492,209
	FINANCIAL SERVICES—8.97% of Total Net Assets
500,000	4.250% General Electric Capital Corporation, 01-15-08	$497,504
500,000	4.500% International Lease Finance Company, 05-01-08	497,151
		$994,655
	FOOD PRODUCTS & PROCESSING—5.09% of Total Net Assets
560,000	5.875% Campbell Soup Company, 10-01-08	$563,628
		$563,628

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

Principal Amount		Market Value

	HOUSEHOLD PRODUCTS—4.51% of Total Net Assets
$500,000	7.100% Kimberly-Clark Corporation, 08-01-07	$499,923
		$499,923
	INSURANCE—8.54% of Total Net Assets
455,000	3.850% Allstate Life Global Funding, 01-25-08	$451,695
500,000	3.300% UnitedHealth Group, Inc., 01-30-08	494,956
		$946,651
	MANUFACTURING—4.55% of Total Net Assets
500,000	6.250% Dover Corporation, 06-01-08	$503,990
		$503,990
	OIL & OILFIELD SERVICES—4.50% of Total Net Assets
500,000	3.500% ChevronTexaco Capital Corporation, 09-17-07	$498,835
		$498,835
	PHARMACEUTICALS—9.09% of Total Net Assets
500,000	6.000% Abbott Laboratories, 03-15-08	$501,910
500,000	5.875% Pharmacia Corporation, 12-01-08	505,125
		$1,007,035
	PUBLISHING—4.47% of Total Net Assets
500,000	3.750% Scripps (E.W.) Company, 02-15-08	$495,207
		$495,207
	RETAIL—4.47% of Total Net Assets
500,000	3.375% Target Corporation, 03-01-08	$494,880
		$494,880

	Total Corporate Bonds (identified cost $11,000,725)	$10,997,813

	UNITES STATES TREASURY SECURITIES—4.06% of Total Net Assets
450,000	United States Treasury bills 2.428%, 05-02-07 (a)	$449,940

	Total United States Treasury Securities (identified cost $449,941)	$449,940

	Total Portfolio—103.30% of total net assets (identified cost $11,450,666) (b)	$11,447,753
	Liabilities, less other assets (3.30% of total net assets)	(365,272)
	Net assets applicable to outstanding shares	$11,082,481

	Notes:
	(a) Interest rate represents yield to maturity.
	(b) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

Number of Shares		Market Value
	AGGRESSIVE GROWTH STOCK INVESTMENTS—99.98% of Total Net Assets

	CHEMICALS—5.06% of Total Net Assets
10,000	Air Products & Chemicals, Inc.	$863,700
60,000	Chemtura Corporation	625,800
		$1,489,500
	COMPUTER SOFTWARE—6.14% of Total Net Assets
20,000	Autodesk, Inc. (a)	$847,400
50,000	Symantec Corporation (a)	960,000
		$1,807,400
	CONSTRUCTION—2.26% of Total Net Assets
20,000	Ryland Group, Inc.	$665,000
		$665,000
	DATA PROCESSING—7.94% of Total Net Assets
25,000	Agilent Technologies, Inc. (a)	$953,750
30,000	Hewlett-Packard Company	1,380,900
		$2,334,650
	ELECTRICAL & ELECTRONICS—7.60% of Total Net Assets
50,000	Intel Corporation	$1,181,000
30,000	National Semiconductor Corporation	779,700
100,000	Sanmina SCI Corporation (a)	275,000
		$2,235,700
	ENTERTAINMENT & LEISURE—6.56% of Total Net Assets
30,000	Disney (Walt) Company	$990,000
13,000	Tribune Company	363,480
15,000	Viacom, Inc. Class A (a)	577,050
		$1,930,530
	FINANCIAL SERVICES—19.02% of Total Net Assets
20,000	Bank of New York, Inc.	$851,000
5,000	Bear Stearns Companies, Inc.	606,100
50,000	Janus Capital Group, Inc.	1,503,000
15,000	Morgan Stanley	958,050
50,000	Schwab (Charles) Corporation	1,006,500
10,000	State Street Corporation	670,300
		$5,594,950

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS
July 31, 2007
(Unaudited)

Number of Shares		Market Value
	MANUFACTURING—11.49% of Total Net Assets
30,000	Dana Corporation (a)	$20,100
15,000	Harley-Davidson, Inc.	859,800
15,000	Illinois Tool Works, Inc.	825,750
30,000	Mattel, Inc.	687,300
10,000	Parker-Hannifin Corporation	986,800
		$3,379,750
	OIL & OILFIELD SERVICES—9.47% of Total Net Assets
50,000	Frontier Oil Corporation	$1,936,500
90,000	Parker Drilling Company (a)	847,800
		$2,784,300
	PHARMACEUTICALS—8.48% of Total Net Assets
15,000	Amgen, Inc. (a)	$806,100
10,000	Genentech, Inc. (a)	743,800
15,000	Genzyme Corporation (General) (a)	946,050
		$2,495,950
	RETAIL—5.14% of Total Net Assets
15,000	Costco Wholesale Corporation	$897,000
20,000	Williams-Sonoma, Inc.	615,800
		$1,512,800
	TRANSPORTATION—2.35% of Total Net Assets
20,000	Kansas City Southern (a)	$690,200
		$690,200
	MISCELLANEOUS—8.47% of Total Net Assets
10,000	Lockheed Martin Corporation	$984,800
25,000	Qualcomm, Inc.	1,041,250
8,000	Temple-Inland, Inc.	465,040
		$2,491,090
	Total Portfolio—99.98% of total net assets (identified cost $12,641,940) (b)	$29,411,820
	Other assets, less liabilities (.02% of total net assets)	6,221
	Net assets applicable to outstanding shares	$29,418,041

	Notes:
	(a) Non-income producing.
	(b) Aggregate cost for federal income tax purposes.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2007
(Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES

      Permanent Portfolio Family of Funds, Inc. (“Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a no-load, open-end, series, management investment company. The Fund currently consists of the following four series (each a “Portfolio”): Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio. Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio commenced investment operations on December 1, 1982, September 21, 1987, November 12, 1991 and May 16, 1990, respectively.

      The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America for registered investment companies. The preparation of such financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses earned and incurred, respectively, during the reporting period. Actual results could differ from those estimates.

Valuation of investments

      Each Portfolio’s investments are valued primarily at market value on the basis of the last quoted sales price on the exchange or system on which they are principally traded. Equity securities traded on the Nasdaq National Market System are valued at the Nasdaq Official Closing Price provided by Nasdaq, usually as of 4:00 p.m. Eastern Time each business day. If there is no trading in an investment on a business day, the investment will be valued at the mean between its bid and asked prices on the exchange or system on which the security is principally traded. Short- and long-term debt securities, including U.S. government securities, listed corporate bonds, other fixed income securities and unlisted securities, are generally valued at the latest price furnished by an independent pricing service. Gold and silver are valued at the closing spot price on the New York Commodity Exchange. Foreign securities traded on an exchange are valued on the basis of market quotations most recently available from that exchange. Investments for which bona fide market quotations are not readily available, or investments for which the Fund’s investment adviser determines that a quotation or a price for a portfolio security provided by a dealer or an independent pricing service is not believed to be reflective of market value, will be valued at fair value by the Fund’s management pursuant to policies approved by the Fund’s Board of Directors.

     In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with general accepted accounting principles and expands disclosure about fair value measurement. FAS 157 is effective for fiscal years beginning after November 15, 2007. At this time, the Fund believes that the adoption of FAS 157 will have no impact on its financial statements.

Translation of foreign currencies

     Amounts denominated in or expected to settle in foreign currencies are translated into U.S. dollars on the following basis: (i) market value of investment securities and other assets and liabilities are translated at the closing rate of exchange; and (ii) purchases and sales of investment securities, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

     The Fund separately reports the portions of the results of operations attributable to the effect of changes in foreign exchange rates on the value of investments. Reported net realized gains or losses on foreign currency transactions arise from sales of foreign currencies, foreign currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books versus the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains or losses arise from changes in the exchange rate applicable to cash, receivables and liabilities denominated in foreign currencies.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2007
(Unaudited)

Investment transactions and investment income

     Investment transactions are accounted for on the date of purchase, sale or maturity. Interest income is accrued daily and includes amortization of any premiums or discounts for financial and tax reporting purposes using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions and unrealized appreciation or depreciation of investments are recorded on an identified cost basis for financial and tax reporting purposes.

     For the six months ended July 31, 2007, investment income was earned as follows:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Interest on:
Corporate bonds	$471,322	$—	$284,587	$—
Swiss franc assets	1,652,064	—	—	—
United States Treasury securities	6,205,239	1,098,298	59	273
Other investments	243,441	2,098	3,608	288
Dividends	2,607,238	—	—	179,558
Other income	351,548	—	—	—
	$11,530,852	$1,100,396	$288,254	$180,119

Federal taxes

     Each of the Fund’s Portfolios will continue to be treated as a separate regulated investment company and each Portfolio intends to qualify under Subchapter M of the United States Internal Revenue Code of 1986, as amended (“Code”). Accordingly, no provision has been made for United States income taxes, as each Portfolio intends to declare necessary dividend distributions from investment company taxable income and net realized capital gains, if any, to its shareholders prior to October 15, 2007, pursuant to the requirements of the Code.

     As of January 31, 2007, capital loss carryforwards available to offset future realized gains, if any, were as follows: (i) $17,642 in the Fund’s Treasury Bill Portfolio, of which $3,666, $5,452, $2,613, $4,416, $1,117 and $378 expire on January 31, 2008, January 31, 2011, January 31, 2012, January 31, 2013, January 31, 2014 and January 31, 2015, respectively; and (ii) $86,944 in the Fund’s Versatile Bond Portfolio, of which $28,378 and $58,566 expire on January 31, 2014 and January 31, 2015, respectively. There were no capital loss carryforwards in the Fund’s Permanent Portfolio or its Aggressive Growth Portfolio. Additionally, net capital losses of $2,267 and $527 in the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio, respectively, are attributable to investment transactions that occurred after October 31, 2006 and are recognized for federal income tax purposes as arising on February 1, 2007, the first day of each Portfolio’s next taxable year.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2007
(Unaudited)

     During the six months ended July 31, 2007, the Fund’s Permanent Portfolio, Treasury Bill Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio incurred federal excise taxes of $52,588, $36,200, $5,455 and $15,372, respectively, which were imposed on four percent of each Portfolio’s undistributed income and capital gains, if any. Such tax reduced each Portfolio’s net assets; however, such undistributed income and capital gains were retained by each Portfolio to earn further interest, dividends and profits.

     In June 2006, the FASB released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the Fund’s financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions taken in such tax returns will “more-likely-than-not” be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after June 29, 2007 and is to be applied to all open tax years as of the effective date. At this time, the Fund believes that the adoption of FIN 48 will have no impact on its financial statements.

Equalization

     The Fund follows the accounting practice of equalization, by which a portion of the proceeds from sales and a portion of the costs of redemptions of shares of capital stock are allocated to undistributed net investment income. The effect of this practice is to prevent the calculation of net investment income per share from being affected by sales or redemptions of shares in each Portfolio, and for periods of net issuances of shares, allows undistributed net investment income to exceed distributable investment company taxable income.

Indemnifications

      The Fund indemnifies its officers and directors for certain liabilities that might arise from their performance of their duties for the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which may provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as it involves future claims that may be made against the Fund under circumstances that have not occurred.

2. DISTRIBUTIONS TO SHAREHOLDERS

     On December 6, 2006, the Fund’s Permanent Portfolio, Treasury Bill Portfolio and Aggressive Growth Portfolio paid ordinary income dividends per share of $.06, $1.29 and $.10, respectively, and the Fund’s Permanent Portfolio and Aggressive Growth Portfolio paid long-term capital gain distributions per share of $.25 and $31.93, respectively, to shareholders of record on December 5, 2006. On December 20, 2006, the Fund’s Versatile Bond Portfolio paid an ordinary income dividend per share of $.70 to shareholders of record on December 19, 2006. The Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio paid no capital gain distributions during the year ended January 31, 2007.

     The tax character of such dividends and distributions paid was as follows:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio
Distributions paid from:
Ordinary income	$1,345,671	$820,368	$147,673	$28,637
Long-term capital gain	5,606,964	—	—	9,143,564
	$6,952,635	$820,368	$147,673	$9,172,201

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2007
(Unaudited)

     Dividends to shareholders from net investment income and distributions to shareholders from realized gain on investments, if any, are recorded on the ex-dividend date. The amount of such dividends and distributions are determined in accordance with the Code which may differ from accounting principles generally accepted in the United States of America. These differences result primarily from different treatment of net investment income and realized gains on certain investment securities held by the Fund’s Portfolios. During the year ended January 31, 2007: (i) the Fund’s Permanent Portfolio reclassified $303,627 from undistributed net investment income to accumulated net realized loss on foreign currency transactions and $2,918,609 from undistributed net investment income to paid-in capital; (ii) the Fund’s Treasury Bill Portfolio reclassified $2,255 from undistributed net investment income to paid-in capital and $14,264 from paid-in capital to accumulated net realized loss on investments; (iii) the Fund’s Versatile Bond Portfolio reclassified $75,531 from undistributed net investment income to paid-in capital; and (iv) the Fund’s Aggressive Growth Portfolio reclassified $163,714 from paid-in capital to undistributed net investment income, to reflect such book and tax basis differences relating to shareholder distributions, net operating losses and excise taxes paid.

     As of January 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Undistributed ordinary income	$6,181,925	$1,910,491	$427,973	$—
Undistributed long-term gain (capital
loss carryforward)	1,435,322	(17,642)	(86,944)	2,290,549
Post-October losses	—	(2,267)	(527)	—
Unrealized appreciation (depreciation)	130,972,466	(19,084)	(17,077)	17,503,115
	$138,589,713	$1,871,498	$323,425	$19,793,664

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2007
(Unaudited)

3. INVESTMENT ADVISER AND INVESTMENT ADVISORY CONTRACT

     Pacific Heights Asset Management, LLC (“Pacific Heights”) serves as the Fund’s investment adviser under an investment advisory contract dated November 24, 2002 (“Contract”). In accordance with the terms of the Contract, Pacific Heights receives monthly, an investment advisory fee calculated separately for each Portfolio of the Fund, for each calendar year, at the following rates of total average daily net assets, computed for each day of each such year on the basis of net assets as of the close of business on the next preceding “full business day,” as defined in the Contract (“Advisory Fee”): (i) 1 and 3/16ths of 1% of the first $200 million of the Portfolio’s average daily net assets; (ii) 7/8ths of 1% of the next $200 million of the Portfolio’s average daily net assets; (iii) 13/16ths of 1% of the next $200 million of the Portfolio’s average daily net assets; and (iv) 3/4ths of 1% of all of the Portfolio’s average daily net assets in excess of $600 million.

     All fees and expenses payable by the Fund pursuant to the Contract and attributable only to one Portfolio are borne entirely by that Portfolio; all other fees and expenses are allocated among the Fund’s Portfolios in proportion to their net assets. Except for: (i) the Advisory Fee; (ii) the fees and expenses of the Fund’s directors; (iii) the salary expense of the Fund’s officers (including any payments made by the Fund under its Long Term Disability Plan described in Note 4); (iv) excise taxes; and (v) extraordinary expenses as defined by the Contract, Pacific Heights pays or reimburses the Fund for substantially all of the Fund’s ordinary operating expenses out of its Advisory Fee.

     During the six months ended July 31, 2007, Pacific Heights voluntarily agreed to waive portions of the Advisory Fee allocable to the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio to the extent that either Portfolio’s total Advisory Fee otherwise would exceed an annual rate of 11/16ths of 1%, in the case of the Treasury Bill Portfolio, or 13/16ths of 1%, in the case of the Versatile Bond Portfolio, of the respective Portfolio’s average daily net assets. Pacific Heights may continue voluntarily to waive such fees, although it is not required to do so, and reserves the right to revoke, reduce or change the waiver prospectively upon five days written notice to the Fund.

     Pacific Heights is a California limited liability company. Its manager and sole member, Michael J. Cuggino (also its President and Chief Executive Officer), is the President, Secretary and a director of the Fund and was paid $68,600 by the Fund for service in such capacities during the six months ended July 31, 2007.

     The Contract was unanimously approved by the Fund’s Board of Directors, including all of the Fund’s directors who are not “interested persons” of the Fund as defined under the 1940 Act (“Independent Directors”), on December 7, 2006. In making its determination to approve the Contract, the Board, including its Independent Directors, considered a wide range of information and received a variety of materials provided by Pacific Heights and the Fund’s officers, including a letter provided by Pacific Heights responding to a request from the Independent Directors for certain information pursuant to Section 15(c) of the 1940 Act, information prepared by the Fund’s Chief Compliance Officer that compared the expenses of the Fund’s Portfolios to other funds with similar investment objectives as the Fund’s Portfolios (“Peer Group”) and information regarding the performance of the Fund’s Portfolios in comparison to relevant market indices and the performance of the Peer Groups. The Fund’s Independent Directors were assisted by independent legal counsel during their deliberations.

     As a general matter, the Board considered the activities currently performed and services provided to the Fund by Mr. Cuggino. In particular, the directors considered that Mr. Cuggino is thoroughly involved in the day-to-day operations of the Fund, including identifying and making suggestions as to proposed investments, including the purchase and sale thereof, coordination and direction of operational matters, including arrangements with various service providers to the Fund, and providing substantial administration and oversight in connection with shareholder services.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2007
(Unaudited)

     The Board considered the following additional material factors in approving the Contract and reached the following conclusions:

a)	the nature, quality and extent of the investment advisory, administrative and other services to be provided to the Fund by Pacific Heights, from which the Board concluded that such services would be comparable to those previously provided, and that Mr. Cuggino, by virtue of his experience with the Fund for over sixteen years, was qualified to provide such services, and that the additional personnel at Pacific Heights would provide the support Mr. Cuggino needed in performing such duties;

b)	with respect to each Portfolio’s expenses under the Contract, the Board compared the total expense ratios for the Fund’s Portfolios with various comparative data, including the total expense ratios of each Portfolio’s Peer Group, from which the Board concluded that the expenses (including investment advisory fees) paid by each Portfolio were reasonable and appropriate under the facts and circumstances;

c)	the performance of the Fund’s Portfolios compared to their Peer Groups and relevant market indices, from which the Board concluded that the Permanent Portfolio’s one-, three-, five- and ten-year performance generally exceeded the performance of its Peer Group and its relevant market index, and the performance of each of the Fund’s other Portfolios was satisfactory as compared to each Portfolio’s Peer Group and relevant market index;

d)	the financial condition of Pacific Heights, from which the Board concluded that Pacific Heights has the financial ability to fulfill its commitment to the Fund under the Contract;

e)	the ability of Pacific Heights to continue providing investment advisory services of the same character and at least the same quality as previously provided, from which the Board concluded that such services would be of the same character and at least the same quality as those previously provided, by virtue of Mr. Cuggino’s experience with the Fund for over sixteen years, and by the fact that Pacific Heights would have adequate staffing and personnel competent to provide the contemplated level of services to the Fund; and

f)	the extent to which economies of scale have been realized as the Fund’s Portfolios increase their assets under management, from which the Board noted that the Fund’s Permanent Portfolio had reached the third breakpoint in its fee structure because its assets under management had passed the third threshold.

     In addition to the factors listed above, the Board noted that Pacific Heights has waived its fees for certain of the Fund’s Portfolios as necessary to reduce their operating expenses. The Board received assurances from Pacific Heights that, at least through the end of calendar year 2007, Pacific Heights intends voluntarily to waive portions of the Advisory Fee allocable to the Treasury Bill Portfolio and the Versatile Bond Portfolio as described above.

     Based on the foregoing, the Fund’s Board of Directors, including its Independent Directors, approved the Contract as in the best interests of each of the Fund’s Portfolios.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2007
(Unaudited)

4. LONG TERM DISABILITY PLAN

     On March 9, 1998, the Fund’s Board of Directors adopted the Permanent Portfolio Family of Funds, Inc. Long Term Disability Plan (“Plan”). The Plan provides for payment by the Fund to any qualified officer of the Fund who is totally disabled (a “Participant”), as defined by the Plan, a disability benefit equal to fifty percent (50%) of the Participant’s salary as of the time the disability is determined, subject to cost-of-living adjustments, for a period not to exceed five years. The Plan is renewable annually and may be terminated by the Fund’s Board of Directors at any time prior to each annual renewal. The Fund made no payments under the Plan during the year ended January 31, 2007.

5. PURCHASES AND SALES OF SECURITIES

     The following is a summary of purchases and sales of securities other than short-term securities for the six months ended July 31, 2007:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Purchases	$269,277,528	$—	$3,993,141	$217,329
Sales	59,147,688	—	4,746,056	2,883,373

6. NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS

     The following is a summary of net unrealized appreciation (depreciation) of investments as of July 31, 2007 for federal income tax purposes:

	Permanent	Treasury Bill	Versatile Bond	Aggressive Growth
	Portfolio	Portfolio	Portfolio	Portfolio

Aggregate gross unrealized appreciation of investments
with excess of value over tax cost:
Investments in securities of unaffliated issuers	$85,875,055	$—	$4,102	$17,448,082
Investments other than securities	59,632,970	—	—	—
	145,508,025	—	4,102	17,448,082
Aggregate gross unrealized depreciation of investments
with excess of tax cost over value:
Investments in securities of unaffliated issuers	(10,017,829)	(16,198)	(7,015)	(678,202)
Investments other than securities	(23,045)	—	—	—
	(10,040,874)	(16,198)	(7,015)	(678,202)
Net unrealized appreciation (depreciation) of investments	$135,467,151	$(16,198)	$(2,913)	$16,769,880

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2007
(Unaudited)

7. CAPITAL STOCK TRANSACTIONS

     Transactions in shares of each Portfolio’s capital stock exclusive of amounts allocated to undistributed net investment income (loss) were as follows for the period and year ended:

	Permanent Portfolio
	Six months ended July 31, 2007		Year ended January 31, 2007
	Shares	Dollars	Shares	Dollars

Shares sold	10,615,360	$351,894,764	19,049,166	$593,438,486
Distributions reinvested	—	—	181,673	5,889,830
	10,615,360	351,894,764	19,230,839	599,328,316

Shares redeemed	(4,047,048)	(134,131,325)	(6,977,602)	(215,796,325)
Net increase	6,568,312	$217,763,439	12,253,237	$383,531,991

	Treasury Bill Portfolio
	Six months ended July 31, 2007		Year ended January 31, 2007
	Shares	Dollars	Shares	Dollars

Shares sold	64,524	$4,261,470	230,495	$15,229,388
Distributions reinvested	—	—	11,467	757,144
	64,524	4,261,470	241,962	15,986,532

Shares redeemed	(97,130)	(6,413,388)	(275,544)	(18,203,716)
Net decrease	(32,606)	$(2,151,918)	(33,582)	$(2,217,184)

	Versatile Bond Portfolio
	Six months ended July 31, 2007		Year ended January 31, 2007
	Shares	Dollars	Shares	Dollars

Shares sold	5,333	$301,638	158,152	$8,940,238
Distributions reinvested	—	—	2,046	115,667
	5,333	301,638	160,198	9,055,905

Shares redeemed	(30,097)	(1,701,726)	(273,549)	(15,461,840)
Net decrease	(24,764)	$(1,400,088)	(113,351)	$(6,405,935)

	Aggressive Growth Portfolio
	Six months ended July 31, 2007		Year ended January 31, 2007
	Shares	Dollars	Shares	Dollars

Shares sold	17,838	$1,585,118	53,611	$5,631,609
Distributions reinvested	—	—	102,176	8,691,149
	17,838	1,585,118	155,787	14,322,758

Shares redeemed	(46,974)	(4,171,653)	(260,994)	(27,665,737)
Net decrease	(29,136)	$(2,586,535)	(105,207)	$(13,342,979)

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
July 31, 2007
(Unaudited)

8. LEGAL MATTERS

     In 1997, the Securities and Exchange Commission’s (“SEC’s”) Division of Enforcement instituted public administrative and cease-and-desist proceedings (“Proceedings”) against the Fund’s then-existing investment adviser, World Money Managers (“WMM”), and two then-serving officers and directors of the Fund, Terry Coxon and Alan Sergy (collectively, “Respondents”). The Fund is not and was not a party to the Proceedings. In an initial decision dated April 1, 1999 (“Initial Decision”), the Administrative Law Judge ruled that the Respondents had committed violations of various provisions of the federal securities laws and imposed various sanctions on the Respondents. The Respondents appealed the Initial Decision to the SEC. In a decision dated August 21, 2003, the SEC dismissed Mr. Sergy from the Proceedings due to his failing health and ordered that WMM and Mr. Coxon, jointly and severally: (i) disgorge $971,778; (ii) pay prejudgment interest on that amount from September 21, 1993, at half the customary rate; and (iii) cease and desist from violating provisions of the federal securities laws. In a decision dated June 29, 2005, the United States Court of Appeals for the Ninth Circuit Court affirmed the SEC’s decision.

     By order dated December 12, 2006, the Court authorized the Clerk of the Court to disburse to the Fund’s Permanent Portfolio $515,123 of the $536,623 that Mr. Coxon had previously paid into the Court’s registry, holding back $21,500 to cover potential administrative expenses and tax liabilities. This amount has since been received. The Permanent Portfolio also received an additional $343,153 of such disgorgement and prejudgment interest during the six months ended July 31, 2007. It is uncertain what additional amount of disgorged funds or prejudgment interest might be paid by WMM or Mr. Coxon, when any such payment might be made and what amount, if any, might be received by the Fund.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

Financial highlights for the Permanent Portfolio
For each share of capital stock outstanding throughout each period:

	Six months ended		Year ended	Year ended	Year ended	Year ended	Year ended
	July 31, 2007		January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)		2007	2006	2005	2004	2003

Net asset value, beginning of period	$32.89		$30.12	$26.29	$24.52	$20.89	$18.59

Income from investment operations:
Net investment income (1)(2)(3)(4)	.24		.35	.12	.18	.11	.28
Net realized and unrealized gain on investments and foreign currencies	.55		2.73	3.96	2.13	3.82	2.47
Total income from investment operations	.79		3.08	4.08	2.31	3.93	2.75

Less distributions from:
Net investment income	—		(.06)	(.20)	(.15)	(.22)	(.19)
Net realized gain on investments (5)	—		(.25)	(.05)	(.39)	(.08)	(.26)
Total distributions	—		(.31)	(.25)	(.54)	(.30)	(.45)

Net asset value, end of period	$33.68		$32.89	$30.12	$26.29	$24.52	$20.89

Total return (6)	2.43%	†	10.23%	15.57%	9.37%	18.87%	14.90%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$1,061,248		$820,285	$382,025	$233,860	$120,691	$78,674

Ratio of expenses to average net assets	.98%	*	1.11%	1.35%	1.38%	1.58%	1.34%
Ratio of net investment income to average net assets (2)(3)(4)	1.45%	*	1.10%	.43%	.72%	.47%	1.42%
Portfolio turnover rate	11.30%	†	7.28%	.73%	6.29%	23.19%	1.06%

* Computed on an annualized basis.
† Not annualized.

(1)	Net investment income is based on average net assets per share outstanding during the period.

(2)	The recording as other income of previously advanced legal expenses had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.07 and .39%, respectively, during the year ended January 31, 2005. Without this other income, the net investment income per share would have been $.11 during the year then ended.

(3)	The recording as other income of the receipt of disgorged funds described in Note 8 had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.03 and .08%, respectively, during the year ended January 31, 2007. Without this other income, the net investment income per share would have been $.32 during the year then ended.

(4)	The recording as other income of the receipt of disgorged funds described in Note 8 had the effect of increasing net investment income per share and the annualized ratio of net investment income to average net assets by $.01 and .08%, respectively, during the six months ended July 31, 2007. Without this other income, the net investment income per share would have been $.23 during the six months then ended.

(5)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

(6)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE TREASURY BILL PORTFOLIO

Financial highlights for the Treasury Bill Portfolio
For each share of capital stock outstanding throughout each period:

	Six months ended		Year ended	Year ended	Year ended	Year ended	Year ended
	July 31, 2007		January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)		2007	2006	2005	2004	2003

Net asset value, beginning of period	$68.82		$67.50	$67.10	$66.19	$66.58	$67.69

Income from investment operations:
Net investment income (loss) (1)(2)(3)	1.36		2.58	1.41	.91	(.03)	.40
Net realized and unrealized gain (loss) on investments (4)	—		.03	.02	—	.05	(.07)
Total income from investment operations	1.36		2.61	1.43	.91	.02	.33

Less distributions from:
Net investment income	—		(1.29)	(1.03)	—	(.41)	(1.44)
Total distributions	—		(1.29)	(1.03)	—	(.41)	(1.44)

Net asset value, end of period	$70.18		$68.82	$67.50	$67.10	$66.19	$66.58

Total return (5)	1.98%	†	3.88%	2.12%	1.39%	.03%	.49%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$45,604		$46,962	$48,328	$51,768	$55,293	$66,516

Ratio of expenses to average net assets (2)	.90%	*	.92%	.92%	.98%	.97%	.90%
Ratio of net investment income (loss) to average net assets (3)	3.93%	*	3.79%	2.10%	1.37%	(.05% )	.60%

* Computed on an annualized basis.
† Not annualized.

(1)	Net investment income (loss) is based on average net assets per share outstanding during the period.

(2)	Due to the waiver of investment advisory fees, the ratio of expenses to average net assets was reduced by .50% for the six months ended July 31, 2007 and .50%, .50%, .50%, .50% and .50% for the years ended January 31, 2007, 2006, 2005, 2004 and 2003, respectively. Without this waiver, the net investment income or loss per share would have been $1.18 for the six months ended July 31, 2007 and $2.24, $1.08, $.58, $(.37) and $.07 for the years then ended.

(3)	The recording as other income of previously advanced legal expenses had the effect of increasing net investment income per share and the ratio of net investment income to average net assets by $.76 and 1.11%, respectively, during the year ended January 31, 2005. Without this other income, the net investment income per share would have been $.15 during the year then ended.

(4)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

Financial highlights for the Versatile Bond Portfolio
For each share of capital stock outstanding throughout each period:

	Six months ended		Year ended	Year ended	Year ended	Year ended	Year ended
	July 31, 2007		January 31,	January 31,	January 31,	January 31,	January 31,
	(Unaudited)		2007	2006	2005	2004	2003

Net asset value, beginning of period	$58.89		$57.42	$57.01	$58.88	$60.82	$60.38

Income from investment operations:
Net investment income (1)(2)	1.20		1.93	1.01	.57	.87	1.53
Net realized and unrealized gain (loss) on investments (3)	.07		.24	.15	(.56)	(.26)	.65
Total income from investment operations	1.27		2.17	1.16	.01	.61	2.18

Less distributions from:
Net investment income	—		(.70)	(.74)	(1.13)	(2.01)	(1.74)
Net realized gain on investments (4)	—		—	(.01)	(.75)	(.54)	—
Total distributions	—		(.70)	(.75)	(1.88)	(2.55)	(1.74)

Net asset value, end of period	$60.16		$58.89	$57.42	$57.01	$58.88	$60.82

Total return (5)	2.16%	†	3.78%	2.04%	.02%	1.01%	3.62%

Ratios / supplemental data:
Net assets, end of period (in thousands)	$11,082		$12,307	$18,509	$18,758	$20,735	$20,891

Ratio of expenses to average net assets (2)	.96%	*	.97%	.95%	1.01%	1.04%	1.02%
Ratio of net investment income to average net assets	4.07%	*	3.33%	1.76%	.99%	1.46%	2.52%
Portfolio turnover rate	35.07%	†	78.90%	50.09%	75.72%	67.26%	69.58%

* Computed on an annualized basis.
† Not annualized.

(1)	Net investment income is based on average net assets per share outstanding during the period.

(2)	Due to the waiver of investment advisory fees, the ratio of expenses to average net assets was reduced by .38% for the six months ended July 31, 2007 and .37%, .37%, .38%, .38% and .37% for the years ended January 31, 2007, 2006, 2005, 2004 and 2003, respectively. Without this waiver, the net investment income per share would have been $1.09 for the six months ended July 31, 2007 and $1.72, $.80, $.35, $.65 and $1.16 for the years then ended.

(3)	Per share net realized and unrealized gains or losses on investments may not correspond with the change in aggregate unrealized gains and losses in the Portfolio’s securities because of the timing of sales and repurchases of the Portfolio’s shares in relation to fluctuating market values for the Portfolio.

(4)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

(5)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

Financial highlights for the Aggressive Growth Portfolio
For each share of capital stock outstanding throughout each period:

	Six months ended		Year ended	Year ended	Year ended	Year ended		Year ended
	July 31, 2007		January 31,	January 31,	January 31,	January 31,		January 31,
	(Unaudited)		2007	2006	2005	2004		2003

Net asset value, beginning of period	$86.09		$110.71	$86.11	$80.46	$58.14		$78.69

Income (loss) from investment operations:
Net investment loss (1)(2)	(.04)		(.42)	(.11)	(.27)	(.63)		(.44)
Net realized and unrealized gain (loss) on investments	1.38		7.83	25.61	9.86	22.95		(20.11)
Total income (loss) from investment operations	1.34		7.41	25.50	9.59	22.32		(20.55)

Less distributions from:
Net investment income	—		(.10)	—	—	—		—
Net realized gain on investments (3)	—		(31.93)	(.90)	(3.94)	—		—
Total distributions	—		(32.03)	(.90)	(3.94)	—		—

Net asset value, end of period	$87.43		$86.09	$110.71	$86.11	$80.46		$58.14

Total return (4)	1.56%	†	7.05%	29.64%	12.05%	38.39%		(26.12% )

Ratios / supplemental data:
Net assets, end of period (in thousands)	$29,418		$31,476	$52,125	$25,589	$23,628		$18,607

Ratio of expenses to average net assets	1.36%	*	1.34%	1.41%	1.43%	1.64%		1.33%
Ratio of net investment loss to average net assets (2)	(.09%	) *	(.43% )	(.11% )	(.33% )	(.91%	)	(.64% )
Portfolio turnover rate	.71%	†	1.97%	10.41%	1.90%	3.07%		4.92%

* Computed on an annualized basis.
† Not annualized.

(1)	Net investment loss is based on average net assets per share outstanding during the period.

(2)	The recording as other income of previously advanced legal expenses had the effect of decreasing net investment loss per share and the ratio of net investment loss to average net assets by $.22 and .28%, respectively, during the year ended January 31, 2005. Without this other income, the net investment loss per share would have been $(.49) during the year then ended.

(3)	Capital gain distribution pursuant to Section 852(b)(3) of the Code.

(4)	Assumes reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee.

See accompanying notes.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE PERMANENT PORTFOLIO

$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006
2007
$22,979
$14,328

Permanent Portfolio

Citigroup 3-Month U.S. Treasury Bill Index*

*	The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default. You cannot invest directly in an index. Returns shown for the Citigroup 3-Month U.S. Treasury Bill Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results.

See page 34 for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE VERSATILE BOND PORTFOLIO

$17,000
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006
2007
$16,752
$14,031
Versatile Bond Portfolio
Citigroup AAA/AA 1-3 Year Corporate Index*

*	The Citigroup AAA/AA 1-3 Year Corporate Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), or Moody’s Investor Service, Inc. (“Moody’s”) with maturities of one to three years and a minimum amount outstanding of $100 million. You cannot invest directly in an index. Returns shown for the Citigroup AAA/AA 1-3 Year Corporate Index reflect reinvested interest as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results.

See page 34 for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
THE AGGRESSIVE GROWTH PORTFOLIO

$28,000
$26,000
$24,000
$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$25,183
$19,561
$17,868
1997
1998
1999
2000
2001
2002
2003
2004
2005
2006
2007

Aggressive Growth Portfolio

Dow Jones Industrial Average*

Standard & Poor's 500 Composite Stock Index*

*	The Dow Jones Industrial Average is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks. The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and also represents an unmanaged portfolio. You cannot invest directly in an index. Returns shown for the Dow Jones Industrial Average and the Standard & Poor’s 500 Composite Stock Index reflect reinvested dividends as applicable, but do not reflect a deduction for fees, expenses or taxes.

Past performance does not guarantee future results.

See following page for explanation of graphs.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURNS
For periods ended July 31, 2007

     The graphs on pages 31 through 33 compare the initial account value and subsequent account values at the end of each of the most recently completed ten fiscal periods of the Fund’s Permanent Portfolio, Versatile Bond Portfolio and Aggressive Growth Portfolio, assuming a hypothetical $10,000 investment in each Portfolio at the beginning of the first fiscal period and reinvestment of all dividends and distributions, to a $10,000 investment over the same periods in comparable broad-based securities market indices. A graph is not provided for the Fund’s Treasury Bill Portfolio because it is a money market portfolio. The tables below show each of the Fund’s Portfolio’s average annual total returns for the periods indicated, assuming a hypothetical investment in shares of $1,000, reinvestment of all dividends and distributions, deduction of all fees and expenses except the $35 one-time account start-up fee and complete redemption of the investment at the end of the period. Returns for the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio reflect voluntary fee waivers in effect. In the absence of such fee waivers, total return would be reduced. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In particular, after-tax returns are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

     Performance data shown below for each of the Fund’s Portfolios represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Investment performance, current to the most recent month-end, may be lower or higher than the performance shown below, and can be obtained by calling the Fund’s Shareholder Services Office at (800) 531-5142.

     Investments in the Fund’s Portfolios are not insured or guaranteed by the Federal Deposit Insurance Corporation or other government agency. It is therefore possible to lose money by investing in the Fund’s Portfolios.

	Average Annual Total Returns Through July 31, 2007

						Since
	1 Year	3 Years	5 Years	10 Years	15 Years	Inception

Permanent Portfolio (Since 12/1/82) (1) (2) (3)
Return before taxes	8.76%	12.19%	13.47%	8.68%	7.99%	6.49%
Return after taxes on distributions	8.61%	11.90%	13.07%	7.92%	7.23%	5.90%
Return after taxes on distributions and sale of fund shares	5.89%	10.42%	11.61%	7.21%	6.66%	5.50%

Citigroup 3-Month U.S. Treasury Bill Index (6) (7)	5.06%	3.78%	2.72%	3.66%	3.95%	5.26%

Treasury Bill Portfolio (Since 5/26/87) (1) (4) (5)
Return before taxes	4.03%	3.13%	1.91%	2.70%	2.98%	3.74%
Return after taxes on distributions	4.02%	2.95%	1.59%	1.78%	2.02%	2.98%
Return after taxes on distributions and sale of fund shares	3.26%	2.65%	1.48%	1.75%	1.97%	2.80%

Citigroup 3-Month U.S. Treasury Bill Index (6) (7)	5.06%	3.78%	2.72%	3.66%	3.95%	4.66%

Versatile Bond Portfolio (Since 9/27/91) (5)
Return before taxes	4.24%	2.84%	2.10%	3.45%	3.84%	3.91%
Return after taxes on distributions	3.81%	2.25%	1.27%	2.26%	2.75%	2.88%
Return after taxes on distributions and sale of fund shares	2.75%	2.11%	1.33%	2.23%	2.64%	2.74%

Citigroup AAA/AA 1-3 Year Corporate Index (6) (8)	5.41%	3.42%	3.31%	5.30%	5.60%	5.86%

Aggressive Growth Portfolio (Since 1/2/90) (1)
Return before taxes	13.76%	18.08%	16.07%	9.67%	14.02%	12.56%
Return after taxes on distributions	9.09%	15.78%	14.71%	8.70%	13.15%	11.82%
Return after taxes on distributions and sale of fund shares	14.91%	15.20%	13.87%	8.29%	12.55%	11.31%

Dow Jones Industrial Average (6) (9)	20.84%	11.73%	11.11%	6.94%	11.88%	11.79%
Standard & Poor’s 500 Composite Stock Index (6) (10)	16.13%	11.76%	11.81%	5.98%	10.66%	10.59%

See following page for footnote explanation.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
AVERAGE ANNUAL TOTAL RETURNS
For periods ended July 31, 2007

(1)	Returns reflect other income recorded during the year ended January 31, 2005 related to the Fund’s Board of Director’s determination that previously advanced legal expenses be repaid.

(2)	As more fully described in Note 8, returns reflect other income recorded during the year ended January 31, 2007 related to the receipt of disgorged funds.

(3)	As more fully described in Note 8, returns reflect other income recorded during the six months ended July 31, 2007 related to the receipt of disgorged funds.

(4)	Yield on the Fund’s Treasury Bill Portfolio for the seven days ended July 31, 2007, assuming reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee, was 3.72%, and the effective yield was 3.79%.

(5)	The thirty-day SEC standardized yield on the Fund’s Treasury Bill Portfolio and Versatile Bond Portfolio for the thirty days ended July 31, 2007, calculated for each Portfolio by dividing the net investment income per share earned during the specified thirty-day period by the net asset value per share on the last day of the period and annualizing the resulting figure, and assuming reinvestment of all dividends and distributions, and deduction of all fees and expenses except the $35 one-time account start-up fee, was 3.85% and 4.32%, respectively.

(6)	Returns reflect reinvested interest and dividends as applicable, but do not reflect a deduction for fees, expenses or taxes. You cannot invest directly in an index.

(7)	The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

(8)	The Citigroup AAA/AA 1-3 Year Corporate Index is a component of the Citigroup Broad Investment-Grade (BIG) Bond Index. It is market-capitalization weighted and includes bonds rated AAA or AA by Standard & Poor’s or Moody’s with maturities of one to three years and a minimum amount outstanding of $100 million.

(9)	The Dow Jones Industrial Average is an average of the stock prices of thirty large companies and represents a widely recognized unmanaged portfolio of common stocks.

(10)	The Standard & Poor’s 500 Composite Stock Index is a market-capitalization weighted index of common stocks and represents an unmanaged portfolio of common stocks.

See pages 36-39 for Portfolio specific risks.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE PERMANENT PORTFOLIO PORTFOLIO
Six months ended July 31, 2007

     The Permanent Portfolio’s investment objective is to preserve and increase the purchasing power of its shares over the long term. The Portfolio invests fixed target percentages of its net assets in gold, silver, Swiss franc assets, stocks of real estate and natural resource companies, aggressive growth stocks and dollar assets such as U.S. Treasury securities and short-term corporate bonds. During the six months ended July 31, 2007, the Portfolio experienced increases in the value of gold, Swiss franc denominated assets, the stocks of real estate investment trusts and natural resource companies and the shares of domestic growth companies. These increases more than offset the decrease in value of the Portfolio’s silver holdings and its investments in short- and long-term U.S. Treasury securities and short-term corporate bonds during the six months then ended. As a result, the Portfolio achieved a total return of 2.43% during the six months ended July 31, 2007, as compared to an annualized inflation rate as measured by the change in the consumer price index of 2.91% over the same period.

     Mutual fund investing involves risk; loss of principal is possible. The Permanent Portfolio invests in foreign securities, which will involve greater volatility and political, economic and currency risks and differences in accounting methods. The Portfolio will be affected by changes in the prices of gold, silver and U.S. and foreign real estate and natural resource company stocks.

     The following pie chart shows the Permanent Portfolio’s investment holdings by asset class, as a percentage of total net assets as of July 31, 2007.

     Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE TREASURY BILL PORTFOLIO
Six months ended July 31, 2007

     The Treasury Bill Portfolio’s investment objective is to achieve high current income, consistent with safety and liquidity of principal. The Portfolio invests in short-term U.S. Treasury securities. The Portfolio achieved a total return of 1.98% and maintained an average maturity of between sixty and ninety days throughout the six months ended July 31, 2007. This return was consistent with other mutual funds that invest primarily in short-term U.S. Treasury securities and reflects the effects of higher short-term interest rates over the last six months as compared to the comparable period in the prior year.

     Mutual fund investing involves risk; loss of principal is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

     The following pie chart shows the Treasury Bill Portfolio’s investment holdings by days to maturity, as a percentage of total net assets as of July 31, 2007.

     Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE VERSATILE BOND PORTFOLIO
Six months ended July 31, 2007

     The Versatile Bond Portfolio’s investment objective is to achieve high current income, while limiting risk to principal. The Portfolio invests at least 80% of its assets in a diversified portfolio of short-term corporate bonds rated “A” or higher by Standard & Poor’s with a remaining maturity of twenty-four months or less. The Portfolio achieved a total return of 2.16% while maintaining an average maturity of between one hundred eighty and three hundred sixty-five days throughout the six months ended July 31, 2007. This return was consistent with other mutual funds that invest primarily in corporate bonds of similar safety, liquidity and maturity and reflects the effects of higher short-term interest rates over the last six months as compared to the comparable period in the prior year.

     Mutual fund investing involves risk; loss of principal is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

     The following pie chart shows the Versatile Bond Portfolio’s investment holdings by Standard & Poor’s credit rating, as a percentage of total net assets as of July 31, 2007.

     Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
MANAGEMENT’S DISCUSSION AND ANALYSIS
THE AGGRESSIVE GROWTH PORTFOLIO
Six months ended July 31, 2007

     The Aggressive Growth Portfolio’s investment objective is to achieve high, long-term appreciation in the value of its shares. The Portfolio is fully invested at all times in a diversified portfolio of domestic stocks and stock warrants selected for high profit potential. The Portfolio achieved a total return of 1.56% during the six months ended July 31, 2007 as compared to 5.80% for the Dow Jones Industrial Average and 2.10% for the Standard & Poor’s 500 Composite Stock Index over the same period. The Portfolio’s investment performance relative to these indices is primarily due to the Portfolio’s investments and the timing of purchases and sales of those investments in relation to fluctuating market values.

     Mutual fund investing involves risk; loss of principal is possible. The Aggressive Growth Portfolio’s stock market investments may appreciate in value more rapidly than the overall stock market, but they are also subject to greater risk, especially during periods when the prices of U.S. stock market investments in general are declining. The Portfolio also invests in smaller companies which will involve additional risks, such as limited liquidity and greater volatility.

     The following pie chart shows the Aggressive Growth Portfolio’s investment holdings by industry sector, as a percentage of total net assets as of July 31, 2007.

     Allocations are subject to change and should not be considered a recommendation to buy or sell any security within a sector.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
EXPENSE EXAMPLES
Six months ended July 31, 2007

Expense Examples

     As a shareholder in one or more of the Fund’s Portfolios, you incur two types of costs: (1) transaction costs, including the $35 one-time account start-up fee; and (2) ongoing costs, including management fees and other Portfolio expenses. The Examples on the following page are intended to help you understand your ongoing costs (in dollars) of investing in the Fund’s Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

     These Examples are based on an investment of $1,000 invested at January 31, 2007 and held for the entire six months ended July 31, 2007.

Actual Expenses

     The first line of each of the tables on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six months ended July 31, 2007. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during six months ended July 31, 2007” to estimate the expenses you paid on your account during the six months ended July 31, 2007.

Hypothetical Example for Comparison Purposes

     The second line of each of the tables on the following page provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Fund’s Portfolios’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the six months ended July 31, 2007. You may use this information to compare the ongoing costs of investing in the Fund’s Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

     Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as the $35 one-time account start-up fee. Therefore, the second line of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs, including the $35 one-time account start-up fee, were included, your costs would have been higher.

Continued on following page.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
EXPENSE EXAMPLES
Six months ended July 31, 2007

			Expenses paid *
	Beginning	Ending	during six
	account value	account value	months ended
	January 31, 2007	July 31, 2007	July 31, 2007

PERMANENT PORTFOLIO
Actual	$1,000.00	$1,024.30	$4.93
Hypothetical (5% return before expenses)	1,000.00	1,019.92	4.92

TREASURY BILL PORTFOLIO
Actual	1,000.00	1,019.80	4.50
Hypothetical (5% return before expenses)	1,000.00	1,020.34	4.50

VERSATILE BOND PORTFOLIO
Actual	1,000.00	1,021.60	4.82
Hypothetical (5% return before expenses)	1,000.00	1,020.02	4.82

AGGRESSIVE GROWTH PORTFOLIO
Actual	1,000.00	1,015.60	6.78
Hypothetical (5% return before expenses)	1,000.00	1,018.06	6.79

     * Expenses are equal to the Permanent Portfolio’s annualized expense ratio of .98%, the Treasury Bill Portfolio’s annualized expense ratio of .90%, the Versatile Bond Portfolio’s annualized expense ratio of .96% and the Aggressive Growth Portfolio’s annualized expense ratio of 1.36%, respectively, multiplied by the applicable Portfolio’s average account value over the period, multiplied by 181/365 (to reflect the one-half year period ended July 31, 2007).

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
OTHER INFORMATION

Proxy Voting

     The Fund’s Portfolios vote proxies relating to their portfolio securities in accordance with the Fund’s Proxy Voting Policies and Procedures. A copy of the Fund’s Proxy Voting Polies and Procedures as well as information regarding how each of the Fund’s Portfolios voted such proxies during the twelve-month period ended June 30, 2007 is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142, or by accessing the SEC’s website at http://www.sec.gov.

Quarterly holdings

     Each of the Fund’s Portfolios files its complete schedule of portfolio holdings for its first and third quarters of each fiscal year on the Fund’s Form N-Q. The Fund’s Form N-Q’s for such periods, beginning with the quarter ended October 31, 2004, are available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q’s may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at (800) SEC-0330.

PERMANENT PORTFOLIO FAMILY OF FUNDS, INC.
DIRECTORS AND OFFICERS

     All of the Fund’s directors and officers may be reached c/o Permanent Portfolio Family of Funds, Inc., 600 Montgomery Street, 27th Floor, San Francisco, California 94111. No director or officer has any family relationship with another and each of the Fund’s directors will hold office until the Fund’s next special meeting of shareholders and until their successors have been duly elected and qualified, or until their earlier resignation or removal. The Fund’s officers are elected annually by the Fund’s Board of Directors and each officer holds office until their successor has been duly elected and qualified, or until their earlier resignation, removal or disqualification. The principal occupation(s) of the Fund’s directors and officers are listed below. The Fund’s Statement of Additional Information includes additional information regarding the Fund’s directors and officers and is available, without charge and upon request, by writing or calling the Fund’s Shareholder Services Office at (800) 531-5142.

DAVID P. BERGLAND
Director	age 72

     Member of the State Bar of California, formerly a sole practitioner specializing in business litigation in Costa Mesa, California, now retired from the active practice of law. Mr. Bergland is also a writer, lecturer, publisher and a former Adjunct Professor of Law at Western State University College of Law in Irvine, California. Mr. Bergland has served as a director of the Fund since 1992 and oversees all four of the Fund’s Portfolios.

HUGH A. BUTLER
Director	age 54

     Now retired, Mr. Butler was formerly Executive Vice President from 2004 through 2006 of the Credit Union Services Division of Fidelity National Information Services, Inc. (formerly Fidelity Information Systems), a publicly-traded provider of software, outsourcing and information technology consulting for the financial services and mortgage industries, majority-owned by Fidelity National, Inc. Previously, Mr. Butler was Chief Executive Officer and Founder of Computer Consultants Corporation, an information systems consulting firm to financial institutions, in Salt Lake City, Utah. Mr. Butler has served as a director of the Fund since 1996 and oversees all four of the Fund’s Portfolios.

ROGER DOEBKE
Director	age 67

     President, Simplex Realty Services, Inc., a commercial real estate acquisition, development and property management firm located in Orange County, California since 1993. Mr. Doebke has served as a director of the Fund since 2004 and oversees all four of the Fund’s Portfolios.

MICHAEL J. CUGGINO *
Chairman, President,
Secretary & Director	age 44

     A Certified Public Accountant, Mr. Cuggino has served as Chairman of the Board and President of the Fund since 2003, as Treasurer of the Fund from 1993 through 2007, as Secretary of the Fund since 2006 and as a director of the Fund since 1998. He is the manager and sole member (also its President and Chief Executive Officer) of the Fund’s investment adviser and served as a consultant to the Fund’s former investment adviser from 1991 through 2003. Mr. Cuggino oversees all four of the Fund’s Portfolios. Mr. Cuggino also served as Treasurer from 1993 through 2002 of Passport Financial, Inc., a financial publishing firm.

JAMES H. ANDREWS *
Treasurer	age 52

     Mr. Andrews has served as Treasurer of the Fund since 2007 and as Assistant Treasurer of the Fund since 2006. He has also served as Director of Finance of the Fund’s investment adviser since 2006. Previously, Mr. Andrews was employed in various financial, investment and operational capacities at Blum Capital Partners LP., an investment management firm located in San Francisco, California from 1994 through 2005.

ANDREW B. ROGERS
Chief Compliance Officer	age 38

     Mr. Rogers has served as Chief Compliance Officer of the Fund and the Fund’s investment adviser since 2005. Mr. Rogers is the manager of Fund Compliance Services, LLC, a provider of compliance and other related services to the mutual fund industry. He has also served as President of Gemini Fund Services, LLC since 2006 and as President of GemCom, LLC since 2004. From 2001 through 2005, Mr. Rogers served as Senior Vice President & Director of Administration of Gemini Fund Services, LLC. Mr. Rogers oversees all four of the Fund’s Portfolios.

* Considered to be an “interested person” within the meaning of the 1940 Act. Messrs. Cuggino and Andrews are deemed interested persons because of their association with the Fund’s investment adviser.

INVESTMENT ADVISER
Pacific Heights Asset Management, LLC 600 Montgomery Street San Francisco, California 94111

CUSTODIAN
State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111

DISTRIBUTOR
Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

TRANSFER AGENT
U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201 (for overnight delivery services, 615 East Michigan Street Milwaukee, Wisconsin 53202) (800) 341-8900

SHAREHOLDER SERVICES OFFICE	SEMI-ANNUAL REPORT July 31, 2007
130 South Brune Street Bartlett, Texas 76511 (254) 527-3102 (800) 531-5142 Nationwide www.permanentportfoliofunds.com

Must be preceded or accompanied by a prospectus.	10/07